RESTRUCTURING AND IMPAIRMENTS (Tables)	0 Months Ended
Dec. 31, 2014
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 19—IMPAIRMENTS, RESTRUCTURING AND OTHERS:

Impairments, restructuring and others consisted of the following:

	Year ended December 31 ,
	2014	2013	2012

	(U.S. $ in millions)
Impairment of long-lived assets (see also notes 6 and 8)	$387	$524	$1,071
Restructuring	246	201	221
Other	17	63	(33)
Total	$650	$788	$1,259